Sale of vessels previously held under Capital Leases (Details Textual) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended
	Apr. 02, 2013	Mar. 28, 2013	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Oct. 31, 2015
Capital Leased Assets [Line Items]
En Bloc Sale Price For Two Vessels								$ 38,500,000
Repayments of Senior Debt, Total	$ 17,900,000
Gain (Loss) on Disposition of Property Plant Equipment			$ 500,000	$ 0	$ 0	$ 451,962	$ 0
Lease Expiration Date		Dec. 31, 2018